Leases - Maturity of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022 (excluding the six months ended June 30, 2022	$ 2,353
2023	4,666	$ 3,629
2024	3,534	3,647
2025	3,054	2,728
2026	2,503	2,281
2026 and thereafter	4,031
Total lease payments	20,141	14,192
Less: interest	(2,577)	(1,459)
Total	$ 17,564	$ 12,733	$ 100